NET INCOME (LOSS) PER SHARE - Disclosure of detailed information about net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Net income (loss)	$ 3,349	$ (23,731)
Weighted average number of common shares outstanding - basic	108,761,894	89,134,708
Dilutive effect of stock options and warrants outstanding	1,094,752	0
Weighted average number of common shares outstanding - diluted	109,856,646	89,134,708
Basic earnings (loss) per share	$ 0.03	$ (0.27)
Diluted earnings (loss) per share	$ 0.03	$ (0.27)